Pension Plans and Other Postretirement Benefits (Tables)	12 Months Ended
Dec. 31, 2017
Pension Plans and Other Postretirement Benefits
Schedule of Changes in Projected Benefit Obligation

The following tables outline the change in benefit obligations and plan assets over the comparable periods:

In millions	2017	2016
Change in benefit obligation:
Benefit obligation at beginning of year	$844	$844
Interest cost	20	27
Actuarial loss (gain)	(31)	13
Benefit payments	(35)	(37)
Settlements	(667)	(3)
Benefit obligation at end of year	$131	$844

Schedule of Changes in Fair Value of Plan Assets

In millions	2017	2016
Change in plan assets:
Fair value of plan assets at the beginning of the year	$624	$613
Actual return on plan assets	32	26
Employer contributions	46	25
Benefit payments	(35)	(37)
Settlements	(667)	(3)
Fair value of plan assets at the end of the year	—	624

Funded status	$(131)	$(220)

Schedule of Net Benefit Costs

The components of net periodic benefit costs for the years ended December 31 are shown below:

In millions	2017	2016	2015
Components of net periodic benefit cost:
Interest cost	$20	$27	$31
Expected return on plan assets	(20)	(32)	(33)
Amortization of net loss	21	32	21
Settlement losses	187	—	—
Net periodic pension cost	$208	$27	$19

Schedule of Allocation of Plan Assets

The following tables show the fair value allocation of plan assets by asset category as of December 31, 2016.

	Fair value of plan assets at December 31, 2016
	Level 1	Level 2	Level 3	Total
Cash and money market funds	$8	$—	$—	$8
Fixed income funds	3	580	—	583
Equity mutual funds	33	—	—	33
Total assets at fair value	$44	$580	$—	$624

Schedule of Expected Benefit Payments

The Company estimates the following future benefit payments which are calculated using the same actuarial assumptions used to measure the benefit obligation as of December 31, 2017:

In millions
2018	$21
2019	14
2020	12
2021	23
2022	8
Thereafter	31